Business Segment Data and Geographical Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Business Segment Data and Geographical Information
Business Segment Data and Geographical Information
An operating segment is defined as a component of an enterprise about which separate financial information is available that is evaluated regularly by the chief decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company operates in two segments that are based on its service and product offerings: 1) Technical Services and 2) Engineering & Project Solutions. For 2012, all results (excluding Corporate) are reportable under the Technical Services segment.
Included in its Technical Services segment are the specialized technical services the Company provides to a global customer base that includes petroleum refineries, chemical plants, pipelines, offshore drilling and production platforms, steel mills, food and beverage processing facilities, power generation and other flow-process industries. The Engineering & Project Solutions segment provides process management inspection services to contractors and operators participating primarily in the midstream oil and gas market, substantially all of which are in the Americas. A wide range of inspection services are offered, including, mechanical integrity, quality assurance and regulatory compliance services for pipelines and other capital, turnaround, maintenance and mechanical integrity projects. Previously, the Engineering & Project Solutions segment also included the operations of the FTS division, which provided professional engineering, construction management and plant asset management services. As discussed in Note 1, due to the sale of FTS in September 2015, the Company has retrospectively reclassified the operating results of FTS to discontinued operations. Accordingly, FTS is excluded from the presentation of segment information below. Prior period segment information has been restated to conform to the current-period presentation.
The Company evaluates performance based on the operating income (loss) from each segment which excludes interest income and other income (expense), interest expense, and income tax expense (benefit), which are not allocated to the segments. The accounting policies of the reportable segments are the same as those described in Note 1. Intersegment revenues are recorded at cost plus a profit margin. All transactions and balances between segments are eliminated in consolidation.
The following is a summary of the financial information of the Company’s reportable segments as of and for the years ended December 31, 2014, 2013 and 2012 reconciled to the amounts reported in the consolidated financial statements (in thousands):

	Technical Services	Engineering & Project Solutions	Corporate	Reconciling Items	Total
Year ended December 31, 2014:
Revenues from external customers [1]	$376,120	$37,309	$—	$—	$413,429
Intersegment revenues	—	—	—	—	—
Operating income (loss) 2 3	41,279	522	(20,201)	—	21,600
Depreciation and amortization	10,067	603	624	—	11,294
Total assets 4 5 [6]	233,243	8,207	15,532	27,189	284,171
Capital expenditures	7,290	—	613	—	7,903

Year ended December 31, 2013:
Revenues from external customers [1]	$368,587	$21,630	$—	$—	$390,217
Intersegment revenues	—	—	—	—	—
Operating income (loss) 2 3	43,822	304	(17,019)	—	27,107
Depreciation and amortization	9,723	607	587	—	10,917
Total assets 4 5 6	228,227	6,116	18,027	32,797	285,167
Capital expenditures	16,636	21	697	—	17,354

Year ended December 31, 2012:
Revenues from external customers [1]	$326,492	$—	$—	$—	$326,492
Intersegment revenues	—	—	—	—	—
Operating income (loss) 2 3	25,185	—	(17,673)	—	7,512
Depreciation and amortization	8,249	—	640	—	8,889
Total assets 4 5 6	211,693	—	19,935	—	231,628
Capital expenditures	7,984	—	1,302	—	9,286
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1
Included within Technical Services and Engineering & Project Solutions are U.S. revenues of $257.9 million, $248.4 million and $178.6 million for the years ended December 31, 2014, 2013 and 2012, respectively. Total foreign revenues for the years ended December 31, 2014, 2013 and 2012 totaled $155.5 million, $141.8 million and $147.9 million, respectively. Included within Technical Services are U.K. revenues of $67.5 million, $60.2 million and $57.2 million for the year ended December 31, 2014, 2013 and 2012, respectively. Revenues attributable to individual countries are based on the country of domicile of the legal entity that performs the work.

2
Corporate represents certain corporate overhead costs, including executive management, strategic planning, treasury, legal, human resources, information technology, accounting and risk management, which are not allocated to reportable segments.

3
Includes restructuring charges (adjustments) of $(0.1) million, $(0.1) million and $3.6 million for the years ended December 31, 2014, 2013 and 2012, respectively, all related to Technical Services. Includes $1.7 million of incremental compensation expense pursuant to the provisions of a retirement agreement with a Company executive for the year ended December 31, 2014 and corporate headquarter relocation charges of $1.6 million for the year ended December 31, 2012, within Corporate. Includes impairment charges of $0.4 million for the year ended December 31, 2012, all related to Technical Services.

4
Reconciling Items represent assets associated with discontinued operations as of December 31, 2014 and 2013, which are not allocated to the reportable segments. There were no assets associated with discontinued operations as of December 31, 2012.

5
Included above are U.S. total assets of $191.5 million, $189.8 million and $136.8 million as of December 31, 2014, 2013 and 2012, respectively, of which $27.2 million, $32.8 million, and nil relate to assets of discontinued operations as of December 31, 2014, 2013 and 2012, respectively.

6	Goodwill, all associated with the Technical Services segment, was $15.6 million, $15.5 million and $15.5 million as of December 31, 2014, 2013 and 2012, respectively.
The following geographical area information includes total long-lived assets (which consist of all non-current assets, other than goodwill, indefinite-lived intangible assets and deferred tax assets) based on physical location at December 31, (in thousands):

	2014	2013
United States	$46,958	$51,646
United Kingdom	5,005	5,172
All other	7,376	9,228
Total long-lived assets	$59,339	$66,046